UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-22027
                                                     ---------

                                FundVantage Trust
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                              301 Bellevue Parkway
                              Wilmington, DE 19809
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                  Joel L. Weiss
                   PNC Global Investment Servicing (U.S.) Inc.
                              103 Bellevue Parkway
                              Wilmington, DE 19809
               ---------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (302) 791-1851
                                                           --------------

                        Date of fiscal year end: April 30
                                                 --------

                   Date of reporting period: January 31, 2009
                                             ----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedules of Investments are attached herewith.

                          WHV INTERNATIONAL EQUITY FUND

                            PORTFOLIO OF INVESTMENTS
                                JANUARY 31, 2009
                                   (UNAUDITED)


                                                       Number
                                                      of Shares          Value
                                                      ---------        --------
FOREIGN COMMON STOCKS -- 90.9%
AUSTRALIA -- 4.0%
BHP Billiton Ltd.                                         170          $  6,382
                                                                       --------
BERMUDA -- 14.8%
Cooper Industries Ltd.                                    135             3,633
Ingersoll-Rand Co., Ltd.                                  230             3,728
Nabors Industries Ltd.*                                   610             6,679
Partnerre Ltd.                                             20             1,311
Weatherford International Ltd.*                           720             7,942
                                                                       --------
                                                                         23,293
                                                                       --------
BRAZIL -- 5.5%
Cia Vale do Rio Doce                                      460             6,491
Petroleo Brasileiro SA                                     85             2,227
                                                                       --------
                                                                          8,718
                                                                       --------
CANADA -- 22.7%
Brookfield Asset Management, Inc.                          95             1,499
Canadian National Railway Co.                             105             3,675
Canadian Natural Resources Ltd.                           125             4,444
Canadian Pacific Railway Ltd.                             120             3,631
Encana Corp.                                               45             1,995
Ensign Energy Services, Inc.                               10                83
Manulife Financial Corp.                                   90             1,490
Nexen, Inc.                                                90             1,305
Potash Corp. of Saskatchewan                              125             9,357
Suncor Energy, Inc.                                       355             6,834
Talisman Energy, Inc.                                     165             1,558
                                                                       --------
                                                                         35,871
                                                                       --------
CAYMAN ISLANDS -- 5.4%
Noble Corp.                                               315             8,552
                                                                       --------
FRANCE -- 0.7%
AXA SA                                                     65             1,046
                                                                       --------
GERMANY -- 2.2%
BASF SE                                                    80             2,328
Rwe AG                                                     15             1,166
                                                                       --------
                                                                          3,494
                                                                       --------
LUXEMBURG -- 4.2%
Tenaris SA                                                335             6,630
                                                                       --------
NETHERLANDS -- 3.6%
Core Laboratories NV                                       40             2,687
Unilever NV                                               140             3,076
                                                                       --------
                                                                          5,763
                                                                       --------
NETHERLANDS ANTILLES -- 4.4%
Schlumberger Ltd.                                         170             6,938
                                                                       --------


                                                       Number
                                                      of Shares          Value
                                                      ---------        --------
NORWAY -- 0.2%
Yara International ASA                                     15          $    340
                                                                       --------
SWITZERLAND -- 10.8%
Nestle SA                                                 140             4,823
Novartis AG                                                60             2,475
Transocean, Inc.*                                         150             8,193
UBS AG*                                                   120             1,494
                                                                       --------
                                                                         16,985
                                                                       --------
UNITED KINGDOM -- 12.4%
BAE Systems plc                                           110             2,580
British American Tobacco plc                               65             3,581
Cadbury plc                                                90             2,907
Diageo plc                                                 65             3,532
Rio Tinto plc                                              80             6,940
                                                                       --------
                                                                         19,540
                                                                       --------
     Total Foreign Common Stocks
        (Cost $140,537)                                                 143,552
                                                                       --------
SHORT-TERM INVESTMENT -- 9.1%
PNC Bank Money Market Account                          14,326            14,326
                                                                       --------
     TOTAL SHORT-TERM INVESTMENT
        (Cost $14,326)                                                   14,326
                                                                       --------

TOTAL INVESTMENTS -- 100.0%
(Cost $154,863)**                                                      $157,878

LIABILITIES IN EXCESS OF OTHER ASSETS -- 0.0%                               (14)
                                                                       --------
NET ASSETS -- 100.0%                                                   $157,864
                                                                       ========

*     Non income producing.
** The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:
      Aggregate cost                                                   $154,863
                                                                       --------
      Gross unrealized appreciation                                       7,411
      Gross unrealized depreciation                                      (4,396)
                                                                       --------
      Net unrealized appreciation                                      $  3,015
                                                                       ========

      For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent prospectus.

                          WHV INTERNATIONAL EQUITY FUND

                                JANUARY 31, 2009
                                   (UNAUDITED)


                               FAS 157 DISCLOSURE

The following is a summary of the inputs used, as of January 31, 2009, in valuing the Fund's assets carried at fair value:

                                            Investments
                                                In
Valuation Inputs                            Securities
----------------                           ------------

Level 1 - Quoted Prices                      $157,878
Level 2 - Other Significant
          Observable Inputs                        --
Level 3 - Significant
          Unobservable Inputs                      --
                                             --------
Total                                        $157,878
                                             ========

                            MBIA MUNICIPAL BOND INFLATION PROTECTION FUND

                                      PORTFOLIO OF INVESTMENTS
                                          JANUARY 31, 2009
                                             (UNAUDITED)


                                                             S&P/
                                                            MOODY'S         PAR
                                                          (UNAUDITED)      (000)           VALUE
                                                         -------------   ---------      -----------
MUNICIPAL BONDS -- 104.4%
CALIFORNIA -- 4.4%
California GO Series 2007
   5.00%, 11/01/15                                           A/A1         $ 1,000       $ 1,091,220
                                                                                        -----------

CONNECTICUT -- 4.5%
Connecticut GO Series 2005-B
   5.77%, 06/01/20(a)(b)                                    AA/Aa3          1,200         1,104,516
                                                                                        -----------

FLORIDA -- 14.3%
Board of Education Capital
   Outlay GO Series 2005-G
   5.00%, 06/01/12                                          AAA/Aa1         1,000         1,103,490
Hillsborough County Community
   Investment RB Series 2007
   5.00%, 11/01/16(b)                                       AA+/Aa3         1,000         1,130,570
Miami-Dade County Special
   Obligation RB Series 2004-A (d)
   3.73%, 04/01/09(a)(d)                                    AA-/A1          1,300         1,299,129
                                                                                        -----------
                                                                                          3,533,189
                                                                                        -----------

ILLINOIS -- 4.6%
Illinois State GO Series 2007-B
   5.25%, 01/01/21                                          AA/Aa3          1,000         1,145,040
                                                                                        -----------

INDIANA -- 4.7%
Indianapolis Local Public
   Improvement RB Series 2007-D
   5.00%, 02/01/17                                          AAA/Aa1         1,000         1,170,600
                                                                                        -----------

MARYLAND -- 6.9%
Harford County Consumer
   Public Improvement GO
   Series 2007
   4.50%, 12/01/13                                          AA+/Aa1           500           564,830
Maryland Local Facilities Loan
   GO Series 2006-A
   5.00%, 03/01/13                                          AAA/Aaa         1,000         1,137,840
                                                                                        -----------
                                                                                          1,702,670
                                                                                        -----------


                                                             S&P/
                                                            MOODY'S         PAR
                                                          (UNAUDITED)      (000)           VALUE
                                                         -------------   ---------      -----------
MASSACHUSETTS -- 14.5%
Commonwealth of Massachusetts
   Public Improvement
   6.73%, 12/01/14(a)(e)                                    AA/Aa2        $   475       $   463,742
Massachusetts Bay Transportation
   Authority Sales Tax RB
   Series 2005-A
   5.00%, 07/01/31                                          AAA/Aa2         1,001         1,008,030
Massachusetts Water Pollution
   Abatement RB Series 2006-Pool PG
   5.25%, 08/01/30                                          AAA/Aaa         1,000         1,053,020
Massachusetts Water Resources
   Authority RB Series 2007-B
   5.25%, 08/01/29(c)                                       AAA/Aa2         1,000         1,046,260
                                                                                        -----------
                                                                                          3,571,052
                                                                                        -----------

MICHIGAN -- 4.5%
Detroit Sewer Disposal RB Sr.
   Lien Series 2003-A
   5.50%, 07/01/18(c)                                       AAA/Aa3         1,000         1,098,510
                                                                                        -----------

MINNESOTA -- 7.1%
Minneapolis & St. Paul
   Metropolitan Transit Area GO
   Series 2005-C
   5.00%, 02/01/10                                          AAA/Aaa         1,000         1,044,770
Minnesota GO Series 2006
   5.00%, 06/01/16                                          AAA/Aa1           600           709,500
                                                                                        -----------
                                                                                          1,754,270
                                                                                        -----------

NEW JERSEY -- 8.9%
New Jersey Economic
   Development Authority RB
   Series 2005-K
   5.25%, 12/15/20(b)                                       AA-/A1          1,000         1,100,220
New Jersey Environmental
   Infrastructure Trust RB
   Series 2007-A
   3.50%, 09/01/13                                          AAA/Aaa         1,020         1,093,960
                                                                                        -----------
                                                                                          2,194,180
                                                                                        -----------



                                                 1


                            MBIA MUNICIPAL BOND INFLATION PROTECTION FUND

                                PORTFOLIO OF INVESTMENTS (CONTINUED)
                                          JANUARY 31, 2009
                                             (UNAUDITED)


                                                             S&P/
                                                            MOODY'S         PAR
                                                          (UNAUDITED)      (000)           VALUE
                                                         -------------   ---------      -----------
NEW YORK -- 4.4%
Westchester County GO
   Series 2007-B
   4.00%, 11/15/11                                          AAA/Aaa       $ 1,000       $ 1,072,630
                                                                                        -----------

NORTH CAROLINA -- 4.4%
Charlotte GO Series 2005
   5.00%, 06/01/11                                          AAA/Aaa         1,000         1,086,130
                                                                                        -----------

OHIO -- 9.2%
Ohio State Infrastructure
   Improvement GO
   Series 2007-A
   5.00%, 09/01/14                                          AA+/Aa1         1,000         1,154,650
Ohio State Water Development
   Authority RB Series 2001-B
   5.50%, 06/01/19(c)                                       AAA/Aaa           915         1,104,131
                                                                                        -----------
                                                                                          2,258,781
                                                                                        -----------

PENNSYLVANIA -- 4.7%
Pennsylvania GO 2nd Series 2005
   5.00%, 01/01/15                                          AA/Aa2          1,000         1,158,520
                                                                                        -----------

WASHINGTON -- 7.3%
King County Limited Tax GO
   Series 2006
   5.00%, 01/01/10                                          AAA/Aa1         1,000         1,038,950
Washington State GO
   Series 2008-C Variable Purpose
   4.25%, 01/01/13                                          AA+/Aa1           700           766,654
                                                                                        -----------
                                                                                          1,805,604
                                                                                        -----------
     Total Municipal Bonds
        (Cost $25,138,695)                                                               25,746,912
                                                                                        -----------


                                                                           SHARES          VALUE
                                                                         ---------      -----------

SHORT-TERM INVESTMENT -- 2.3%
BlackRock Liquidity Funds MuniCash                                        572,599           572,599
                                                                                        -----------
     TOTAL SHORT-TERM INVESTMENT
        (Cost $572,599)                                                                     572,599
                                                                                        -----------

TOTAL INVESTMENTS -- 106.7%
(Cost $25,711,294)**                                                                    $26,319,511

LIABILITIES IN EXCESS OF OTHER ASSETS(f) -- (6.7)%                                       (1,657,616)
                                                                                        -----------
NET ASSETS -- 100.0%                                                                    $24,661,895
                                                                                        ===========

GO    General Obligation
RB    Revenue Bond
(a)   Variable Rate Security - the rate shown is the rate in effect on January
      31, 2009.
(b)   Insured by Ambac Assurance Corporation.
(c)   Insured by Financial Security Assurance, Inc.
(d)   Insured by MBIA Insurance Corp.
(e)   Credit rating enhanced by guaranty or by Insurance from XL Capital
      Assurance.

                            MBIA MUNICIPAL BOND INFLATION PROTECTION FUND

                                          JANUARY 31, 2009
                                             (UNAUDITED)


(f) Liabilities in excess of other assets include interest rate swaps as follows:

                                 Notional                                    Unrealized
                  Termination     Amount      Fixed         Floating        Appreciation
Counterparty         Date         (000)       Rate            Rate         (Depreciation)
------------         ----         -----       ----            ----         --------------

JP Morgan Bank     01/01/10       $1,000     2.810%          CPI-U          $   (61,067)

JP Morgan Bank     02/01/10        1,000     2.640           CPI-U              (60,682)

JP Morgan Bank     06/01/11        1,000     2.650           CPI-U              (77,335)

JP Morgan Bank     11/15/11        1,000     2.860           CPI-U              (91,158)

JP Morgan Bank     06/01/12        1,000     2.680           CPI-U              (88,780)

JP Morgan Bank     03/01/13        1,000     2.790           CPI-U              (99,727)

JP Morgan Bank     09/01/13        1,020     2.690           CPI-U              (98,067)

JP Morgan Bank     12/01/13          500     2.865           CPI-U              (53,675)

JP Morgan Bank     09/01/14        1,000     2.720           CPI-U              (96,360)

JP Morgan Bank     01/01/15        1,000     2.830           CPI-U             (102,764)

JP Morgan Bank     11/01/15        1,000     2.860           CPI-U             (105,008)

JP Morgan Bank     06/01/16          600     2.750           CPI-U              (56,731)

JP Morgan Bank     11/01/16        1,000     2.826           CPI-U             (102,983)

JP Morgan Bank     02/01/17        1,000     2.832           CPI-U             (102,560)

JP Morgan Bank     07/01/18        1,000     2.870           CPI-U             (100,013)

JP Morgan Bank     06/01/19          915     2.850           CPI-U              (81,053)

JP Morgan Bank     12/15/20        1,000     2.914           CPI-U              (97,432)

JP Morgan Bank     01/01/21        1,000     2.860           CPI-U              (85,112)

JP Morgan Bank     08/01/29        1,000     3.110           CPI-U             (146,626)

JP Morgan Bank     08/01/30        1,000     3.020           CPI-U             (135,478)

JP Morgan Bank     07/01/31        1,000     3.045           CPI-U             (128,220)
                                                                            ------------
                                                            Total           $(1,970,831)
                                                                            ============

** The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:
   Aggregate cost                                                   $25,711,294
                                                                    -----------
   Gross unrealized appreciation                                        976,239
   Gross unrealized depreciation                                       (368,022)
                                                                    -----------
   Net unrealized appreciation                                      $   608,217
                                                                    ===========

   For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual report.


                                  FAS 157 DISCLOSURE

   The following is a summary of the inputs used, as of January 31, 2009, in valuing the Fund's assets carried at fair value:

                                               Investments           Other
                                                   In              Financial
   Valuation Inputs                            Securities         Instruments++
   ----------------                           ------------        -------------

   Level 1 -- Quoted Prices                   $   572,599                   --
   Level 2 -- Other Significant
              Observable Inputs                25,746,912                   --
   Level 3 -- Significant
              Unobservable Inputs                      --          $(1,970,831)
                                              -----------          -----------
   Total                                      $26,319,511          $(1,970,831)
                                              ===========          ===========

   ++Other financial instruments are swaps not reflected in the Schedule of Investments, which are valued at the unrealized appreciation (depreciation) on the investment.

   The following is a reconciliation of assets of the series for level 3 investments for which significant unobservable inputs were used to determine fair value:


   Balance as of  October 31, 2008                                  $  (197,996)
   Accrued discounts/(premiums)                                              --
   Realized gain (loss)                                                      --
   Change in unrealized appreciation (depreciation)                  (1,772,835)
   Net purchases (sales)                                                     --
   Transfers in and/or out of Level 3                                        --
                                                                    -----------
   Balance as of January 31, 2009                                   $(1,970,831)
                                                                    ===========

                                 THE LATEEF FUND

                            PORTFOLIO OF INVESTMENTS
                                JANUARY 31, 2009
                                   (UNAUDITED)


                                                      Number
                                                    of Shares           Value
                                                    ---------       -----------
COMMON STOCKS -- 95.4%
AEROSPACE & DEFENSE -- 5.3%
Rockwell Collins, Inc.                                 96,896       $ 3,651,041
                                                                    -----------
BROADCASTING -- 11.0%
Liberty Global, Inc., Class A*                        141,770         2,065,589
Scripps Networks Interactive, Inc., Class A           111,804         2,400,432
Walt Disney Co. (The)                                 149,984         3,101,669
                                                                    -----------
                                                                      7,567,690
                                                                    -----------
BUSINESS SERVICES -- 9.1%
Automatic Data Processing, Inc.                       171,808         6,241,785
                                                                    -----------
                                                                      6,241,785
                                                                    -----------
CAPITAL GOODS -- 4.6%
Fastenal Co.                                           92,648         3,166,709
                                                                    -----------
                                                                      3,166,709
                                                                    -----------
CONSUMER SERVICES -- 19.4%
Apollo Group, Inc., Class A#*                          80,586         6,564,535
Ecolab, Inc.                                           96,901         3,290,758
Visa, Inc., Class A                                    69,054         3,407,815
                                                                    -----------
                                                                     13,263,108
                                                                    -----------
COSMETICS & PERSONAL CARE -- 6.3%
Colgate-Palmolive Co.                                  66,497         4,324,965
                                                                    -----------
DIVERSIFIED FINANCIALS -- 9.1%
Affiliated Managers Group, Inc.*                       55,135         2,215,875
NASDAQ OMX Group, Inc. (The)*                         184,201         4,019,266
                                                                    -----------
                                                                      6,235,141
                                                                    -----------
HEALTHCARE - PRODUCTS -- 4.7%
DENTSPLY International, Inc.                          120,161         3,233,532
                                                                    -----------
INFORMATION TECHNOLOGY -- 9.6%
EMC Corp.*                                            305,048         3,367,730
QUALCOMM, Inc.                                         93,691         3,237,024
                                                                    -----------
                                                                      6,604,754
                                                                    -----------
INSURANCE -- 7.5%
Berkshire Hathaway, Inc., Class B*                      1,724         5,153,036
                                                                    -----------
RETAIL -- 4.3%
Costco Wholesale Corp.                                 65,169         2,934,560
                                                                    -----------
TRANSPORTATION -- 4.5%
Expeditors International of Washington, Inc.          109,749         3,052,120
                                                                    -----------
     TOTAL COMMON STOCKS
        (Cost $90,806,337)                                           65,428,441
                                                                    -----------


                                                      Number
                                                    of Shares           Value
                                                    ---------       -----------
SHORT-TERM INVESTMENT -- 4.1%
PNC Bank Money Market Account                       2,793,799         2,793,799
                                                                    -----------
     TOTAL SHORT-TERM INVESTMENT
        (Cost $2,793,799)                                             2,793,799
                                                                    -----------
TOTAL INVESTMENTS -- 99.5%
(Cost $93,480,305)                                                  $68,222,240
                                                                    -----------

                                                    Contracts/
                                                     Notional
                                                     Amounts            Value
                                                    ----------      -----------
OUTSTANDING OPTIONS WRITTEN -- 0.0%
CALL OPTIONS -- 0.0%
Apollo Group, Inc. Call Options
   Expires 02/21/09
   Strike Price $95                                      (400)      $   (16,000)
                                                                    -----------
     TOTAL OUTSTANDING OPTIONS WRITTEN
        (Cost $(119,831))                                               (16,000)
                                                                    -----------

OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.5%                           346,212
                                                                    -----------
NET ASSETS -- 100.0%                                                $68,552,452
                                                                    ===========


*     Non income producing.
#     Security segregated as collateral for options written.
** The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

      Aggregate cost                                               $ 93,480,305
                                                                   ------------
      Gross unrealized appreciation                                $  2,415,224
      Gross unrealized depreciation                                 (27,689,289)
                                                                   ------------
      Net unrealized depreciation                                  $(25,274,065)
                                                                   ============

      For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

                                 THE LATEEF FUND

                                JANUARY 31, 2009
                                   (UNAUDITED)


                               FAS 157 DISCLOSURE

The following is a summary of the inputs used, as of January 31, 2009, in valuing the Fund's assets carried at fair value:

                                            Investments
                                                In
Valuation Inputs                            Securities
----------------                           ------------

Level 1 - Quoted Prices                     $68,206,240
Level 2 - Other Significant
          Observable Inputs                          --
Level 3 - Significant
          Unobservable Inputs                        --
                                            -----------
Total                                       $68,206,240
                                            ===========

                         CORVERUS STRATEGIC EQUITY FUND

                            PORTFOLIO OF INVESTMENTS
                                JANUARY 31, 2009
                                   (UNAUDITED)


                                                       Number
                                                     of Shares          Value
                                                     ---------       ----------
COMMON STOCKS -- 95.2%
CONSUMER DISCRETIONARY -- 9.5%
Apollo Group, Inc.*                                       600        $   48,876
McDonald's Corp.                                          587            34,058
Pulte Homes, Inc.                                       1,120            11,368
TJX Cos., Inc. (The)                                      773            15,012
Walt Disney Co. (The)                                     571            11,808
                                                                     ----------
                                                                        121,122
                                                                     ----------
CONSUMER STAPLES -- 11.9%
Campbell Soup Co.                                         910            27,637
Coca-Cola Co. (The)                                     1,094            46,736
Procter & Gamble Co.                                      885            48,232
Wal-Mart Stores, Inc.                                     620            29,214
                                                                     ----------
                                                                        151,819
                                                                     ----------
ENERGY -- 13.0%
Apache Corp.                                              470            35,250
Exxon Mobil Corp.                                         658            50,324
National Oilwell Varco, Inc.*                             698            18,455
Occidental Petroleum Corp.                                581            31,693
Valero Energy Corp.                                     1,240            29,909
                                                                     ----------
                                                                        165,631
                                                                     ----------
FINANCIALS -- 11.3%
ACE Ltd.                                                  319            13,927
Bank of America Corp.                                   1,030             6,777
Charles Schwab Corp. (The)                              1,530            20,793
First Horizon National Corp.                            2,028            19,307
JPMorgan Chase & Co.                                    1,090            27,806
MetLife, Inc.                                             667            19,163
Morgan Stanley                                            790            15,982
Wells Fargo & Co.                                       1,040            19,656
                                                                     ----------
                                                                        143,411
                                                                     ----------
HEALTH CARE -- 14.9%
Bristol-Myers Squibb Co.                                2,130            45,604
Johnson & Johnson                                         987            56,940
Medco Health Solutions, Inc.*                             840            37,741
Wyeth                                                   1,130            48,556
                                                                     ----------
                                                                        188,841
                                                                     ----------
INDUSTRIALS -- 10.0%
Fedex Corp.                                               550            28,017
Fluor Corp.                                               430            16,727
General Electric Co.                                    2,500            30,325
Honeywell International, Inc.                           1,602            52,562
                                                                     ----------
                                                                        127,631
                                                                     ----------


                                                       Number
                                                     of Shares          Value
                                                     ---------       ----------
COMMON STOCKS -- (CONTINUED)
INFORMATION TECHNOLOGY -- 15.7%
Cisco Systems, Inc.*                                    1,580        $   23,653
Google, Inc.*                                             107            36,223
International Business Machines Corp.                     508            46,558
Nvidia Corp.*                                           4,020            31,959
Oracle Corp.*                                           2,526            42,512
QUALCOMM, Inc.                                            530            18,311
                                                                     ----------
                                                                        199,216
                                                                     ----------
MATERIALS -- 1.9%
Freeport-McMoRan Copper & Gold, Inc.                      960            24,134
                                                                     ----------
TELECOMMUNICATION SERVICES -- 4.1%
AT&T, Inc.                                              1,361            33,508
Verizon Communications, Inc.                              630            18,818
                                                                     ----------
                                                                         52,326
                                                                     ----------
UTILITIES -- 2.9%
FirstEnergy Corp.                                         733            36,643
                                                                     ----------
     TOTAL COMMON STOCKS
        (Cost $1,274,322)                                             1,210,774
                                                                     ----------

SHORT-TERM INVESTMENT -- 8.7%
PNC Bank Money Market Account                         110,460           110,460
                                                                     ----------
     TOTAL SHORT-TERM INVESTMENT
        (Cost $110,460)                                                 110,460
                                                                     ----------

TOTAL INVESTMENTS -- 103.9%
(Cost $1,384,782)**                                                  $1,321,234

LIABILITIES IN EXCESS OF OTHER ASSETS -- (3.9)%                         (49,779)
                                                                     ----------
NET ASSETS -- 100.0%                                                 $1,271,455
                                                                     ==========

*     Non income producing.
** The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

      Aggregate cost                                                 $1,419,983
                                                                     ----------
      Gross unrealized appreciation                                  $   42,651
      Gross unrealized depreciation                                    (141,400)
                                                                     ----------
      Net unrealized depreciation                                    $  (98,749)
                                                                     ==========

      For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual report.

                         CORVERUS STRATEGIC EQUITY FUND

                                JANUARY 31, 2009
                                   (UNAUDITED)


                               FAS 157 DISCLOSURE

The following is a summary of the inputs used, as of January 31, 2009, in valuing the Fund's assets carried at fair value:

                                            Investments
                                                In
Valuation Inputs                            Securities
----------------                           ------------

Level 1 - Quoted Prices                     $1,321,234
Level 2 - Other Significant
          Observable Inputs                         --
Level 3 - Significant
          Unobservable Inputs                       --
                                            ----------
Total                                       $1,321,234
                                            ==========

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               FundVantage Trust
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Joel L. Weiss
                         -------------------------------------------------------
                           Joel L. Weiss, President and Chief Executive Officer (principal executive officer)

Date                       March 27, 2009
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Joel L. Weiss
                         -------------------------------------------------------
                           Joel L. Weiss, President and Chief Executive Officer (principal executive officer)

Date                       March 27, 2009
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ James G. Shaw
                         -------------------------------------------------------
                           James G. Shaw, Treasurer and Chief Financial Officer (principal financial officer)

Date                       March 27, 2009
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.